Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2019
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

NOTE 15 – FAIR VALUES OF FINANCIAL INSTRUMENTS

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  In accordance with fair value accounting guidance, the Company measures, records, and reports various types of assets and liabilities at fair value on either a recurring or non-recurring basis in the Consolidated Financial Statements.  Those assets and liabilities are presented in the sections entitled “Assets and Liabilities Required to be Measured and Reported at Fair Value on a Recurring Basis” and “Assets and Liabilities Required to be Measured and Reported at Fair Value on a Non-Recurring Basis”.  There are three levels of inputs that may be used to measure fair values:

Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The methods of determining the fair value of assets and liabilities presented in this note are consistent with our methodologies disclosed in Note 14 of the Company’s 2017 Form 10-K, except for the valuation of loans which was impacted by the adoption of ASU 2016-01.  In accordance with ASU 2016-01, the fair value of loans, excluding previously presented impaired loans measured at fair value on a non-recurring basis, is estimated using discounted cash flow analyses.  The discount rates used to determine fair value use interest rate spreads that reflect factors such as liquidity, credit and nonperformance risk.  Loans are considered a Level 3 classification.

Assets and Liabilities Required to be Measured and Reported at Fair Value on a Recurring Basis

For financial assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used at December 31, 2019 and 2018 are as follows (in thousands):

	Fair Value Measurement Reporting Date using

Description	Total	Level 1	Level 2	Level 3
December 31, 2019
Available for Sale:
States and political subdivisions	$71,305	$-	$71,305	$-
Corporate obligations	4,100	-	4,100	-
Mortgage-backed securities-government
sponsored entities	134,800	-	134,800	-
Total available for sale	$210,205	$-	$210,205	$-

December 31, 2018
Available for Sale:
U.S. Treasury securities	$-	$-	$-	$-
States and political subdivisions	97,613	-	97,613	-
Corporate obligations	8,640	-	8,640	-
Mortgage-backed securities-government
sponsored entities	137,024	-	137,024	-
Total available for sale	$243,277	$-	$243,277	$-

Securities:

The fair value of securities available for sale (carried at fair value) are determined by obtaining quoted market prices on nationally recognized securities exchanges (Level 1), or matrix pricing (Level 2), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities, but rather by relying on the securities’ relationship to other benchmark quoted prices. For certain securities which are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence (Level 3). In the absence of such evidence, management’s best estimate is used. Management’s best estimate consists of both internal and external support on certain Level 3 investments. Internal cash flow models using a present value formula that includes assumptions market participants would use along with indicative exit pricing obtained from broker/dealers (where available) are used to support fair values of certain Level 3 investments, if applicable.

Assets and Liabilities Required to be Measured and Reported at Fair Value on a Non-Recurring Basis

For financial assets measured at fair value on a nonrecurring basis, the fair value measurements by level within the fair value hierarchy used at December 31, 2019 and 2018 are as follows (in thousands):

	Fair Value Measurement Reporting Date using

Description	Total	Level 1	Level 2	Level 3
December 31, 2019
Impaired Loans	$1,584	$-	$-	$1,584
Foreclosed real estate	1,556	-	-	1,556

December 31, 2018
Impaired Loans	$1,319	$-	$-	$1,319
Foreclosed real estate	1,115	-	-	1,115

Impaired loans (generally carried at fair value):

The Company measures impairment generally based on the fair value of the loan’s collateral.  Fair value is generally determined based upon independent third-party appraisals of the properties, or discounted cash flows based upon the lowest level of input that is significant to the fair value measurements.

As of December 31, 2019, the fair value investment in impaired loans totaled $2,144,000, which included two loan relationships that did not require a valuation allowance since either the estimated realizable value of the collateral or the discounted cash flows exceeded the recorded investment in the loan.  As of December 31, 2019, the Company has recognized charge-offs against the allowance for loan losses on these impaired loans in the amount of $251,000 over the life of the loans. Additionally, there were two loan relationships which totaled $2,001,000 which required a valuation allowance of $417,000 since either the estimated realizable value of the collateral or the discounted cash flows were below the recorded investment in the loan.  As of December 31, 2019, the Company has not recognized a charge-off against the allowance for loan losses on these impaired loans.

As of December 31, 2018, the fair value investment in impaired loans totaled $1,319,000 which included six loan relationships that did not require a valuation allowance since either the estimated realizable value of the collateral or the discounted cash flows exceeded the recorded investment in the loan.  As of December 31, 2018, the Company has recognized charge-offs against the allowance for loan losses on these impaired loans in the amount of $428,000 over the life of the loans.

Foreclosed real estate owned (carried at fair value):

Real estate properties acquired through, or in lieu of, loan foreclosure are to be sold and are carried at fair value less estimated cost to sell.  Fair value is based upon independent market prices, appraised value of the collateral or management’s estimation of the value of the collateral.  These assets are included in Level 3 fair value based upon the lowest level of input that is significant to the fair value measurement.

The following tables present additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Quantitative Information about Level 3 Fair Value Measurements
(dollars in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2019
Impaired loans	$1,531	Appraisal of collateral(1)	Appraisal adjustments(2)	10.00% (10.00%)
Impaired loans	$53	Present value of future cash flows	Loan discount rate	4.00-6.97% (5.55%)
			Probability of default	0%

Foreclosed real estate owned	$1,556	Appraisal of collateral(1)	Liquidation Expenses(2)	0-7.00% (4.34%)

	Quantitative Information about Level 3 Fair Value Measurements
(dollars in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2018
Impaired loans	$232	Appraisal of collateral(1)	Appraisal adjustments(2)	10.00-81.54% (56.06%)
Impaired loans	$1,087	Present value of future cash flows	Loan discount rate	4.00-6.00% (5.80%)
			Probability of default	0%

Foreclosed real estate owned	$1,115	Appraisal of collateral(1)	Liquidation Expenses(2)	7.00-85.71% (7.80%)

(1) Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are not identifiable, less any associated allowance.

(2)  Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.  The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

Assets and Liabilities Not Required to be Measured or Reported at Fair Value

The following information should not be interpreted as an estimate of the fair value of the entire Company since a fair value calculation is only provided for a limited portion of the Company’s assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company’s disclosures and those of other companies may not be meaningful.

The estimated fair values of the Bank’s financial instruments not required to be measured or reported at fair value were as follows at December 31, 2019 and December 31, 2018. (In thousands):

	Fair Value Measurements at December 31, 2019

	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents (1)	$15,415	$15,415	$15,415	$-	$-
Loans receivable, net	916,072	943,143	-	-	943,143
Mortgage servicing rights	187	226	-	-	226
Regulatory stock (1)	4,844	4,844	4,844	-	-
Bank owned life insurance (1)	38,763	38,763	38,763	-	-
Accrued interest receivable (1)	3,719	3,719	3,719	-	-

Financial liabilities:
Deposits	957,529	961,120	596,811	-	364,309
Short-term borrowings (1)	62,256	62,256	62,256	-	-
Other borrowings	56,438	56,618	-	-	56,618
Accrued interest payable (1)	2,432	2,432	2,432	-	-

Off-balance sheet financial instruments:
Commitments to extend credit and outstanding letters of credit	-	-	-	-	-

	Fair Value Measurements at December 31, 2018

	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents (1)	$18,348	$18,348	$18,348	$-	$-
Loans receivable, net	841,730	840,134	-	-	840,134
Mortgage servicing rights	178	220	-	-	220
Regulatory stock (1)	3,926	3,926	3,926	-	-
Bank owned life insurance (1)	37,932	37,932	37,932	-	-
Accrued interest receivable (1)	3,776	3,776	3,776	-	-

Financial liabilities:
Deposits	946,780	945,773	601,604	-	344,169
Short-term borrowings (1)	53,046	53,046	53,046	-	-
Other borrowings	52,284	52,043	-	-	52,043
Accrued interest payable (1)	1,806	1,806	1,806	-	-

Off-balance sheet financial instruments:
Commitments to extend credit and outstanding letters of credit	-	-	-	-	-

(1)	This financial instrument is carried at cost, which approximates the fair value of the instrument.